UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: July 31, 2013

*	This Form N-Q pertains only to the following series of the Registrant: MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, and MFS Lifetime 2055 Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2013

MFS® LIFETIME RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS

7/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 100.1%
MFS Absolute Return Fund - Class R5	615,626	$5,940,794
MFS Commodity Strategy Fund - Class R5 (v)	349,089	2,970,748
MFS Emerging Markets Debt Fund - Class R5	200,415	2,970,153
MFS Global Bond Fund - Class R5	1,556,838	14,852,231
MFS Global Real Estate Fund - Class R5 (v)	197,800	2,968,983
MFS Government Securities Fund - Class R5	2,958,795	29,706,304
MFS Growth Fund - Class R5 (a)	198,829	11,881,998
MFS High Income Fund - Class R5	2,506,621	8,923,570
MFS Inflation-Adjusted Bond Fund - Class R5	2,813,030	29,733,731
MFS International Growth Fund - Class R5	112,992	2,970,556
MFS International Value Fund - Class R5	93,716	2,970,793
MFS Limited Maturity Fund - Class R5	9,820,077	59,411,468
MFS Mid Cap Growth Fund - Class R5 (a)	721,032	8,911,958
MFS Mid Cap Value Fund - Class R5	472,193	8,915,007
MFS New Discovery Fund - Class R5 (a)	107,936	2,970,389
MFS New Discovery Value Fund - Class R5	234,620	2,970,284
MFS Research Bond Fund - Class R5	6,096,372	65,353,105
MFS Research Fund - Class R5	346,997	11,881,169
MFS Research International Fund - Class R5	538,803	8,911,808
MFS Value Fund - Class R5	383,802	11,882,516
Total Underlying Affiliated Funds		$297,097,565

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	1	$1
Total Investments		$297,097,566

Other Assets, Less Liabilities - (0.1)%		(335,620)
Net Assets - 100.0%		$296,761,946

(a)	Non-income producing security
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

2

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of July 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$297,097,566	$—	$—	$297,097,566

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$279,114,123
Gross unrealized appreciation	21,616,161
Gross unrealized depreciation	(3,632,718)
Net unrealized appreciation (depreciation)	$17,983,443

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	570,707	49,433	(4,514)	615,626
MFS Commodity Strategy Fund	310,942	42,587	(4,440)	349,089
MFS Emerging Markets Debt Fund	173,019	29,271	(1,875)	200,415
MFS Global Bond Fund	1,346,966	213,036	(3,164)	1,556,838
MFS Global Real Estate Fund	170,262	35,678	(8,140)	197,800
MFS Government Securities Fund	2,676,793	292,177	(10,175)	2,958,795
MFS Growth Fund	201,535	7,395	(10,101)	198,829
MFS High Income Fund	2,305,973	229,621	(28,973)	2,506,621
MFS Inflation-Adjusted Bond Fund	2,434,386	382,553	(3,909)	2,813,030
MFS Institutional Money Market Portfolio	5	907,723	(907,727)	1
MFS International Growth Fund	106,633	9,536	(3,177)	112,992
MFS International Value Fund	91,613	5,442	(3,339)	93,716
MFS Limited Maturity Fund	9,133,504	798,862	(112,289)	9,820,077
MFS Mid Cap Growth Fund	739,395	20,952	(39,315)	721,032
MFS Mid Cap Value Fund	488,120	11,709	(27,636)	472,193
MFS New Discovery Fund	113,554	3,249	(8,867)	107,936
MFS New Discovery Value Fund	242,480	8,621	(16,481)	234,620
MFS Research Bond Fund	5,517,871	590,537	(12,036)	6,096,372
MFS Research Fund	353,621	11,934	(18,558)	346,997
MFS Research International Fund	517,353	44,283	(22,833)	538,803
MFS Value Fund	388,289	13,762	(18,249)	383,802

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(1,770)	$—	$16,325	$5,940,794
MFS Commodity Strategy Fund	(9,633)	—	—	2,970,748
MFS Emerging Markets Debt Fund	(1,968)	—	35,675	2,970,153
MFS Global Bond Fund	(3,361)	—	134,340	14,852,231
MFS Global Real Estate Fund	(4,373)	20,468	17,125	2,968,983

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds - continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Government Securities Fund	$(4,398)	$—	$259,747	$29,706,304
MFS Growth Fund	20,427	—	—	11,881,998
MFS High Income Fund	(819)	—	131,419	8,923,570
MFS Inflation-Adjusted Bond Fund	(3,996)	—	89,776	29,733,731
MFS Institutional Money Market Portfolio	—	—	3	1
MFS International Growth Fund	962	—	—	2,970,556
MFS International Value Fund	3,920	—	—	2,970,793
MFS Limited Maturity Fund	(15,766)	—	286,791	59,411,468
MFS Mid Cap Growth Fund	16,374	—	—	8,911,958
MFS Mid Cap Value Fund	23,465	—	—	8,915,007
MFS New Discovery Fund	11,511	—	—	2,970,389
MFS New Discovery Value Fund	9,368	18,503	386	2,970,284
MFS Research Bond Fund	(3,638)	—	481,531	65,353,105
MFS Research Fund	26,248	—	—	11,881,169
MFS Research International Fund	9,988	—	—	8,911,808
MFS Value Fund	23,521	—	60,904	11,882,516

	$96,062	$38,971	$1,514,022	$297,097,566

4

QUARTERLY REPORT

July 31, 2013

MFS® LIFETIME 2010 FUND

PORTFOLIO OF INVESTMENTS

7/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.8%
MFS Absolute Return Fund - Class R5	211,445	$2,040,449
MFS Commodity Strategy Fund - Class R5 (v)	119,862	1,020,028
MFS Emerging Markets Debt Fund - Class R5	68,839	1,020,199
MFS Global Bond Fund - Class R5	534,720	5,101,225
MFS Global Real Estate Fund - Class R5 (v)	67,950	1,019,933
MFS Government Securities Fund - Class R5	1,016,185	10,202,493
MFS Growth Fund - Class R5 (a)	68,288	4,080,900
MFS High Income Fund - Class R5	859,868	3,061,131
MFS Inflation-Adjusted Bond Fund - Class R5	965,299	10,203,213
MFS International Growth Fund - Class R5	38,807	1,020,248
MFS International Value Fund - Class R5	32,185	1,020,253
MFS Limited Maturity Fund - Class R5	3,372,707	20,404,879
MFS Mid Cap Growth Fund - Class R5 (a)	247,632	3,060,734
MFS Mid Cap Value Fund - Class R5	162,116	3,060,744
MFS New Discovery Fund - Class R5 (a)	37,073	1,020,247
MFS New Discovery Value Fund - Class R5	80,587	1,020,234
MFS Research Bond Fund - Class R5	2,093,791	22,445,439
MFS Research Fund - Class R5	119,187	4,080,954
MFS Research International Fund - Class R5	185,069	3,061,034
MFS Value Fund - Class R5	131,815	4,080,981
Total Underlying Affiliated Funds		$102,025,318

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	3	$3
Total Investments		$102,025,321

Other Assets, Less Liabilities - 0.2%		188,761
Net Assets - 100.0%		$102,214,082

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$102,025,321	$—	$—	$102,025,321

2

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$93,434,278
Gross unrealized appreciation	9,273,268
Gross unrealized depreciation	(682,225)
Net unrealized appreciation (depreciation)	$8,591,043

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	211,869	5,558	(5,982)	211,445
MFS Commodity Strategy Fund	114,543	8,308	(2,989)	119,862
MFS Emerging Markets Debt Fund	64,264	6,061	(1,486)	68,839
MFS Global Bond Fund	500,520	41,276	(7,076)	534,720
MFS Global Real Estate Fund	63,012	8,121	(3,183)	67,950
MFS Government Securities Fund	994,158	39,988	(17,961)	1,016,185
MFS Growth Fund	74,642	851	(7,205)	68,288
MFS High Income Fund	855,895	31,675	(27,702)	859,868
MFS Inflation-Adjusted Bond Fund	904,591	70,315	(9,607)	965,299
MFS Institutional Money Market Portfolio	48,427	2,431,444	(2,479,868)	3
MFS International Growth Fund	39,413	1,533	(2,139)	38,807
MFS International Value Fund	33,828	388	(2,031)	32,185
MFS Limited Maturity Fund	3,391,606	95,154	(114,053)	3,372,707
MFS Mid Cap Growth Fund	273,825	1,594	(27,787)	247,632
MFS Mid Cap Value Fund	180,034	1,530	(19,448)	162,116
MFS New Discovery Fund	41,855	281	(5,063)	37,073
MFS New Discovery Value Fund	89,366	1,310	(10,089)	80,587
MFS Research Bond Fund	2,049,581	73,447	(29,237)	2,093,791
MFS Research Fund	130,757	1,026	(12,596)	119,187
MFS Research International Fund	191,004	5,163	(11,098)	185,069
MFS Value Fund	143,749	2,217	(14,151)	131,815

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(2,264)	$—	$5,773	$2,040,449
MFS Commodity Strategy Fund	(3,591)	—	—	1,020,028
MFS Emerging Markets Debt Fund	(1,498)	—	12,732	1,020,199
MFS Global Bond Fund	(3,805)	—	47,910	5,101,225
MFS Global Real Estate Fund	(758)	7,245	6,061	1,019,933
MFS Government Securities Fund	(6,830)	—	93,456	10,202,493
MFS Growth Fund	30,624	—	—	4,080,900
MFS High Income Fund	(1,208)	—	47,191	3,061,131
MFS Inflation-Adjusted Bond Fund	(8,249)	—	32,035	10,203,213

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Fund - continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$15	$3
MFS International Growth Fund	1,034	—	—	1,020,248
MFS International Value Fund	4,782	—	—	1,020,253
MFS Limited Maturity Fund	(14,384)	—	102,896	20,404,879
MFS Mid Cap Growth Fund	22,883	—	—	3,060,734
MFS Mid Cap Value Fund	31,240	—	—	3,060,744
MFS New Discovery Fund	11,577	—	—	1,020,247
MFS New Discovery Value Fund	8,582	—	6,915	1,020,234
MFS Research Bond Fund	(9,368)	—	172,508	22,445,439
MFS Research Fund	35,934	—	—	4,080,954
MFS Research International Fund	7,944	—	—	3,061,034
MFS Value Fund	37,791	—	21,645	4,080,981

	$140,436	$7,245	$549,138	$102,025,321

4

QUARTERLY REPORT

July 31, 2013

MFS® LIFETIME 2015 FUND

PORTFOLIO OF INVESTMENTS

7/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class R5	62,410	$602,255
MFS Commodity Strategy Fund - Class R5 (v)	34,877	296,804
MFS Emerging Markets Debt Fund - Class R5	38,084	564,406
MFS Global Bond Fund - Class R5	157,789	1,505,309
MFS Global Real Estate Fund - Class R5 (v)	19,864	298,152
MFS Government Securities Fund - Class R5	299,955	3,011,548
MFS Growth Fund - Class R5 (a)	24,920	1,489,203
MFS High Income Fund - Class R5	330,556	1,176,780
MFS Inflation-Adjusted Bond Fund - Class R5	285,476	3,017,485
MFS International Growth Fund - Class R5	16,670	438,249
MFS International Value Fund - Class R5	13,850	439,049
MFS Limited Maturity Fund - Class R5	775,859	4,693,947
MFS Mid Cap Growth Fund - Class R5 (a)	85,037	1,051,050
MFS Mid Cap Value Fund - Class R5	55,825	1,053,980
MFS New Discovery Fund - Class R5 (a)	11,045	303,960
MFS New Discovery Value Fund - Class R5	23,978	303,564
MFS Research Bond Fund - Class R5	557,012	5,971,163
MFS Research Fund - Class R5	43,360	1,484,660
MFS Research International Fund - Class R5	63,344	1,047,707
MFS Value Fund - Class R5	48,141	1,490,457
Total Underlying Affiliated Funds		$30,239,728

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	2,415	$2,415
Total Investments		$30,242,143

Other Assets, Less Liabilities - 0.0%		12,589
Net Assets - 100.0%		$30,254,732

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

2

Supplemental Information (unaudited) – continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$30,242,143	$—	$—	$30,242,143

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$30,064,965
Gross unrealized appreciation	906,776
Gross unrealized depreciation	(729,598)
Net unrealized appreciation (depreciation)	$177,178

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	60,690	3,873	(2,153)	62,410
MFS Commodity Strategy Fund	33,184	2,383	(690)	34,877
MFS Emerging Markets Debt Fund	36,443	2,625	(984)	38,084
MFS Global Bond Fund	143,656	16,986	(2,853)	157,789
MFS Global Real Estate Fund	18,383	2,053	(572)	19,864
MFS Government Securities Fund	284,281	24,506	(8,832)	299,955
MFS Growth Fund	26,831	773	(2,684)	24,920
MFS High Income Fund	326,058	17,894	(13,396)	330,556
MFS Inflation-Adjusted Bond Fund	259,344	28,864	(2,732)	285,476
MFS Institutional Money Market Portfolio	19	1,493,560	(1,491,164)	2,415
MFS International Growth Fund	17,084	618	(1,032)	16,670
MFS International Value Fund	14,701	244	(1,095)	13,850
MFS Limited Maturity Fund	732,671	64,983	(21,795)	775,859
MFS Mid Cap Growth Fund	92,208	2,456	(9,627)	85,037
MFS Mid Cap Value Fund	61,005	1,620	(6,800)	55,825
MFS New Discovery Fund	12,209	234	(1,398)	11,045
MFS New Discovery Value Fund	26,046	775	(2,843)	23,978
MFS Research Bond Fund	521,746	46,143	(10,877)	557,012
MFS Research Fund	47,170	1,106	(4,916)	43,360
MFS Research International Fund	64,816	2,076	(3,548)	63,344
MFS Value Fund	51,841	1,459	(5,159)	48,141

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(160)	$—	$1,693	$602,255
MFS Commodity Strategy Fund	(274)	—	—	296,804
MFS Emerging Markets Debt Fund	(746)	—	7,165	564,406
MFS Global Bond Fund	(1,452)	—	13,972	1,505,309

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds - continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Real Estate Fund	$108	$2,062	$1,725	$298,152
MFS Government Securities Fund	(2,073)	—	27,169	3,011,548
MFS Growth Fund	7,561	—	—	1,489,203
MFS High Income Fund	(473)	—	18,045	1,176,780
MFS Inflation-Adjusted Bond Fund	(1,385)	—	9,345	3,017,485
MFS Institutional Money Market Portfolio	—	—	6	2,415
MFS International Growth Fund	485	—	—	438,249
MFS International Value Fund	2,134	—	—	439,049
MFS Limited Maturity Fund	(884)	—	23,020	4,693,947
MFS Mid Cap Growth Fund	6,055	—	—	1,051,050
MFS Mid Cap Value Fund	7,777	—	—	1,053,980
MFS New Discovery Fund	2,673	—	—	303,960
MFS New Discovery Value Fund	1,919	—	2,009	303,564
MFS Research Bond Fund	(2,635)	—	44,982	5,971,163
MFS Research Fund	9,912	—	—	1,484,660
MFS Research International Fund	2,199	—	—	1,047,707
MFS Value Fund	9,443	—	7,751	1,490,457

	$40,184	$2,062	$156,882	$30,242,143

4

QUARTERLY REPORT

July 31, 2013

MFS® LIFETIME 2020 FUND

PORTFOLIO OF INVESTMENTS

7/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 100.1%
MFS Absolute Return Fund - Class R5	465,742	$4,494,409
MFS Commodity Strategy Fund - Class R5 (v)	636,745	5,418,696
MFS Emerging Markets Debt Fund - Class R5	585,023	8,670,043
MFS Global Bond Fund - Class R5	1,519,314	14,494,259
MFS Global Real Estate Fund - Class R5 (v)	277,560	4,166,182
MFS Government Securities Fund - Class R5	2,875,042	28,865,426
MFS Growth Fund - Class R5 (a)	341,951	20,435,015
MFS High Income Fund - Class R5	4,104,102	14,610,604
MFS Inflation-Adjusted Bond Fund - Class R5	2,129,223	22,505,892
MFS International Growth Fund - Class R5	275,421	7,240,811
MFS International New Discovery Fund - Class R5	48,675	1,309,846
MFS International Value Fund - Class R5	227,259	7,204,096
MFS Limited Maturity Fund - Class R5	2,654,766	16,061,333
MFS Mid Cap Growth Fund - Class R5 (a)	1,278,613	15,803,654
MFS Mid Cap Value Fund - Class R5	840,365	15,866,082
MFS New Discovery Fund - Class R5 (a)	130,263	3,584,830
MFS New Discovery Value Fund - Class R5	283,081	3,583,811
MFS Research Bond Fund - Class R5	3,992,777	42,802,572
MFS Research Fund - Class R5	594,188	20,344,990
MFS Research International Fund - Class R5	877,616	14,515,776
MFS Value Fund - Class R5	661,499	20,480,008
Total Underlying Affiliated Funds		$292,458,335

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	15	$15
Total Investments		$292,458,350

Other Assets, Less Liabilities - (0.1)%		(272,801)
Net Assets - 100.0%		$292,185,549

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$292,458,350	$—	$—	$292,458,350

2

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$260,128,688
Gross unrealized appreciation	35,222,395
Gross unrealized depreciation	(2,892,733)
Net unrealized appreciation (depreciation)	$32,329,662

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	445,142	25,114	(4,514)	465,742
MFS Commodity Strategy Fund	632,946	29,024	(25,225)	636,745
MFS Emerging Markets Debt Fund	536,124	62,349	(13,450)	585,023
MFS Global Bond Fund	1,393,468	131,824	(5,978)	1,519,314
MFS Global Real Estate Fund	262,157	31,593	(16,190)	277,560
MFS Government Securities Fund	2,761,903	157,656	(44,517)	2,875,042
MFS Growth Fund	362,699	4,770	(25,518)	341,951
MFS High Income Fund	3,970,940	204,183	(71,021)	4,104,102
MFS Inflation-Adjusted Bond Fund	1,901,135	237,135	(9,047)	2,129,223
MFS Institutional Money Market Portfolio	9	5,269,768	(5,269,762)	15
MFS International Growth Fund	273,977	11,939	(10,495)	275,421
MFS International New Discovery Fund	53,201	300	(4,826)	48,675
MFS Internatinoal Value Fund	235,895	3,167	(11,803)	227,259
MFS Limited Maturity Fund	2,409,875	247,937	(3,046)	2,654,766
MFS Mid Cap Growth Fund	1,390,337	5,735	(117,459)	1,278,613
MFS Mid Cap Value Fund	918,129	5,892	(83,656)	840,365
MFS New Discovery Fund	145,670	1,395	(16,802)	130,263
MFS New Discovery Value Fund	311,297	3,281	(31,497)	283,081
MFS Research Bond Fund	3,772,132	241,562	(20,917)	3,992,777
MFS Research Fund	637,202	6,769	(49,783)	594,188
MFS Research International Fund	886,911	30,292	(39,587)	877,616
MFS Value Fund	700,684	11,863	(51,048)	661,499

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(1,785)	$—	$12,537	$4,494,409
MFS Commodity Strategy Fund	(31,524)	—	—	5,418,696
MFS Emerging Markets Debt Fund	(17,270)	—	107,209	8,670,043
MFS Global Bond Fund	(3,625)	—	134,458	14,494,259
MFS Global Real Estate Fund	998	47,162	6,878	4,166,182
MFS Government Securities Fund	(18,924)	—	261,608	28,865,426
MFS Growth Fund	78,355	—	—	20,435,015
MFS High Income Fund	(5,122)	—	220,419	14,610,604

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds - continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Inflation-Adjusted Bond Fund	$(8,984)	$—	$68,863	$22,505,892
MFS Institutional Money Market Portfolio	—	—	25	15
MFS International Growth Fund	3,761	—	—	7,240,811
MFS International New Discovery Fund	4,706	—	—	1,309,846
MFS International Value Fund	24,883	—	—	7,204,096
MFS Limited Maturity Fund	(441)	—	77,085	16,061,333
MFS Mid Cap Growth Fund	75,290	—	—	15,803,654
MFS Mid Cap Value Fund	105,177	—	—	15,866,082
MFS New Discovery Fund	31,418	—	—	3,584,830
MFS New Discovery Value Fund	21,649	23,683	494	3,583,811
MFS Research Bond Fund	(6,734)	—	322,402	42,802,572
MFS Research Fund	107,325	—	—	20,344,990
MFS Research International Fund	20,714	—	—	14,515,776
MFS Value Fund	104,452	—	105,188	20,480,008

Total	$484,319	$70,845	$1,317,165	$292,458,350

4

QUARTERLY REPORT

July 31, 2013

MFS® LIFETIME 2025 FUND

PORTFOLIO OF INVESTMENTS

7/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class R5	50,070	$483,174
MFS Commodity Strategy Fund - Class R5 (v)	194,026	1,651,165
MFS Emerging Markets Debt Fund - Class R5	97,327	1,442,383
MFS Emerging Markets Equity Fund - Class R5	6,865	209,195
MFS Global Bond Fund - Class R5	230,798	2,201,817
MFS Global Real Estate Fund - Class R5 (v)	77,150	1,158,024
MFS Government Securities Fund - Class R5	271,896	2,729,835
MFS Growth Fund - Class R5 (a)	75,211	4,494,631
MFS High Income Fund - Class R5	680,947	2,424,171
MFS Inflation-Adjusted Bond Fund - Class R5	228,876	2,419,216
MFS International Growth Fund - Class R5	71,155	1,870,658
MFS International New Discovery Fund - Class R5	25,681	691,067
MFS International Value Fund - Class R5	59,180	1,876,006
MFS Mid Cap Growth Fund - Class R5 (a)	308,256	3,810,050
MFS Mid Cap Value Fund - Class R5	202,018	3,814,091
MFS New Discovery Fund - Class R5 (a)	30,016	826,030
MFS New Discovery Value Fund - Class R5	65,175	825,118
MFS Research Bond Fund - Class R5	364,553	3,908,006
MFS Research Fund - Class R5	112,577	3,854,654
MFS Research International Fund - Class R5	187,679	3,104,209
MFS Value Fund - Class R5	145,458	4,503,379
Total Underlying Affiliated Funds		$48,296,879

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	20,111	$20,111
Total Investments		$48,316,990

Other Assets, Less Liabilities - (0.0)%		(17,054)
Net Assets - 100.0%		$48,299,936

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

2

Supplemental Information (unaudited) – continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$48,316,990	$—	$—	$48,316,990

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$46,275,517
Gross unrealized appreciation	2,847,073
Gross unrealized depreciation	(805,600)
Net unrealized appreciation (depreciation)	$2,041,473

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	45,389	6,346	(1,665)	50,070
MFS Commodity Strategy Fund	171,806	29,358	(7,138)	194,026
MFS Emerging Markets Debt Fund	82,421	16,048	(1,142)	97,327
MFS Emerging Markets Equity Fund	6,617	513	(265)	6,865
MFS Global Bond Fund	193,123	38,300	(625)	230,798
MFS Global Real Estate Fund	67,394	10,452	(696)	77,150
MFS Government Securities Fund	217,381	57,912	(3,397)	271,896
MFS Growth Fund	75,787	3,148	(3,724)	75,211
MFS High Income Fund	611,851	84,411	(15,315)	680,947
MFS Inflation-Adjusted Bond Fund	193,549	37,704	(2,377)	228,876
MFS Institutional Money Market Portfolio	27	3,441,439	(3,421,355)	20,111
MFS International Growth Fund	67,683	4,046	(574)	71,155
MFS International New Discovery Fund	25,068	1,046	(433)	25,681
MFS International Value Fund	58,376	2,692	(1,888)	59,180
MFS Mid Cap Growth Fund	313,033	10,665	(15,442)	308,256
MFS Mid Cap Value Fund	206,409	4,411	(8,802)	202,018
MFS New Discovery Fund	31,526	976	(2,486)	30,016
MFS New Discovery Value Fund	67,186	1,995	(4,006)	65,175
MFS Research Bond Fund	303,197	65,715	(4,359)	364,553
MFS Research Fund	112,491	4,667	(4,581)	112,577
MFS Research International Fund	178,794	11,334	(2,449)	187,679
MFS Value Fund	146,452	5,948	(6,942)	145,458

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(139)	$—	$1,320	$483,174
MFS Commodity Strategy Fund	(2,061)	—	—	1,651,165
MFS Emerging Markets Debt Fund	(1,253)	—	17,285	1,442,383

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds - continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$(465)	$—	$—	$209,195
MFS Global Bond Fund	(586)	—	19,664	2,201,817
MFS Global Real Estate Fund	(1,215)	7,918	6,625	1,158,024
MFS Government Securities Fund	(1,228)	—	22,463	2,729,835
MFS Growth Fund	5,390	—	—	4,494,631
MFS High Income Fund	(1,837)	—	35,414	2,424,171
MFS Inflation-Adjusted Bond Fund	(2,032)	—	7,254	2,419,216
MFS Institutional Money Market Portfolio	—	—	22	20,111
MFS International Growth Fund	(277)	—	—	1,870,658
MFS International New Discovery Fund	(149)	—	—	691,067
MFS International Value Fund	219	—	—	1,876,006
MFS Mid Cap Growth Fund	6,651	—	—	3,810,050
MFS Mid Cap Value Fund	6,943	—	—	3,814,091
MFS New Discovery Fund	4,759	—	—	826,030
MFS New Discovery Value Fund	2,573	—	5,338	825,118
MFS Research Bond Fund	(1,594)	—	27,775	3,908,006
MFS Research Fund	5,148	—	—	3,854,654
MFS Research International Fund	(464)	—	—	3,104,209
MFS Value Fund	8,190	—	22,654	4,503,379

	$26,573	$7,918	$165,814	$48,316,990

4

QUARTERLY REPORT

July 31, 2013

MFS® LIFETIME 2030 FUND

PORTFOLIO OF INVESTMENTS

7/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 100.1%
MFS Absolute Return Fund - Class R5	202,423	$1,953,385
MFS Commodity Strategy Fund - Class R5 (v)	1,228,879	10,457,761
MFS Emerging Markets Debt Fund - Class R5	393,927	5,837,999
MFS Emerging Markets Equity Fund - Class R5	99,443	3,030,032
MFS Global Bond Fund - Class R5	817,801	7,801,820
MFS Global Real Estate Fund - Class R5 (v)	564,446	8,472,336
MFS Growth Fund - Class R5 (a)	470,871	28,139,235
MFS High Income Fund - Class R5	2,751,992	9,797,091
MFS Inflation-Adjusted Bond Fund - Class R5	1,054,167	11,142,543
MFS International Growth Fund - Class R5	518,307	13,626,299
MFS International New Discovery Fund - Class R5	226,182	6,086,566
MFS International Value Fund - Class R5	429,318	13,609,377
MFS Mid Cap Growth Fund - Class R5 (a)	1,872,170	23,140,016
MFS Mid Cap Value Fund - Class R5	1,227,238	23,170,257
MFS New Discovery Fund - Class R5 (a)	191,147	5,260,362
MFS New Discovery Value Fund - Class R5	414,659	5,249,583
MFS Research Bond Fund - Class R5	674,514	7,230,787
MFS Research Fund - Class R5	583,332	19,973,288
MFS Research International Fund - Class R5	1,093,456	18,085,767
MFS Value Fund - Class R5	909,404	28,155,143
Total Underlying Affiliated Funds		$250,219,647

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	3	$3
Total Investments		$250,219,650

Other Assets, Less Liabilities - (0.1)%		(247,424)
Net Assets - 100.0%		$249,972,226

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of 7/31/13 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$250,219,650	$—	$—	$250,219,650

2

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$209,762,654
Gross unrealized appreciation	42,499,639
Gross unrealized depreciation	(2,042,643)
Net unrealized appreciation (depreciation)	$40,456,996

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	177,847	24,900	(324)	202,423
MFS Commodity Strategy Fund	1,085,234	151,417	(7,772)	1,228,879
MFS Emerging Markets Debt Fund	323,924	73,309	(3,306)	393,927
MFS Emerging Markets Equity Fund	87,583	12,747	(887)	99,443
MFS Global Bond Fund	673,027	148,856	(4,082)	817,801
MFS Global Real Estate Fund	495,349	80,275	(11,178)	564,446
MFS Growth Fund	468,371	9,399	(6,899)	470,871
MFS High Income Fund	2,402,041	355,752	(5,801)	2,751,992
MFS Inflation-Adjusted Bond Fund	882,819	173,805	(2,457)	1,054,167
MFS Institutional Money Market Portfolio	8	4,174,368	(4,174,373)	3
MFS International Growth Fund	483,600	36,762	(2,055)	518,307
MFS International New Discovery Fund	217,513	9,884	(1,215)	226,182
MFS International Value Fund	417,587	15,177	(3,446)	429,318
MFS Mid Cap Growth Fund	1,885,752	21,461	(35,043)	1,872,170
MFS Mid Cap Value Fund	1,243,250	15,030	(31,042)	1,227,238
MFS New Discovery Fund	199,052	2,075	(9,980)	191,147
MFS New Discovery Value Fund	425,011	7,485	(17,837)	414,659
MFS Research Bond Fund	596,948	80,524	(2,958)	674,514
MFS Research Fund	585,330	8,850	(10,848)	583,332
MFS Research International Fund	1,033,606	69,619	(9,769)	1,093,456
MFS Value Fund	904,441	23,932	(18,969)	909,404

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(108)	$—	$5,279	$1,953,385
MFS Commodity Strategy Fund	(9,613)	—	—	10,457,761
MFS Emerging Markets Debt Fund	(3,827)	—	68,420	5,837,999
MFS Emerging Markets Equity Fund	(1,912)	—	—	3,030,032
MFS Global Bond Fund	(2,980)	—	68,574	7,801,820
MFS Global Real Estate Fund	(8,209)	91,822	13,392	8,472,336
MFS Growth Fund	13,439	—	—	28,139,235
MFS High Income Fund	(697)	—	140,308	9,797,091
MFS Inflation-Adjusted Bond Fund	(1,854)	—	32,942	11,142,543

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds - continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$20	$3
MFS International Growth Fund	1,177	—	—	13,626,299
MFS International New Discovery Fund	247	—	—	6,086,566
MFS International Value Fund	6,993	—	—	13,609,377
MFS Mid Cap Growth Fund	15,615	—	—	23,140,016
MFS Mid Cap Value Fund	29,290	—	—	23,170,257
MFS New Discovery Fund	17,146	—	—	5,260,362
MFS New Discovery Value Fund	9,812	33,373	696	5,249,583
MFS Research Bond Fund	(759)	—	52,512	7,230,787
MFS Research Fund	17,490	—	—	19,973,288
MFS Research International Fund	1,395	—	—	18,085,767
MFS Value Fund	32,178	—	141,842	28,155,143

Total	$114,823	$125,195	$523,985	$250,219,650

4

QUARTERLY REPORT

July 31, 2013

MFS® LIFETIME 2035 FUND

PORTFOLIO OF INVESTMENTS

7/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class R5	9,597	$92,613
MFS Commodity Strategy Fund - Class R5 (v)	181,180	1,541,846
MFS Emerging Markets Debt Fund - Class R5	18,731	277,586
MFS Emerging Markets Equity Fund - Class R5	18,403	560,749
MFS Global Bond Fund - Class R5	38,820	370,344
MFS Global Real Estate Fund - Class R5 (v)	96,236	1,444,497
MFS Growth Fund - Class R5 (a)	64,186	3,835,736
MFS High Income Fund - Class R5	130,215	463,566
MFS Inflation-Adjusted Bond Fund - Class R5	99,334	1,049,964
MFS International Growth Fund - Class R5	80,136	2,106,780
MFS International New Discovery Fund - Class R5	41,736	1,123,113
MFS International Value Fund - Class R5	66,634	2,112,295
MFS Mid Cap Growth Fund - Class R5 (a)	257,772	3,186,058
MFS Mid Cap Value Fund - Class R5	168,977	3,190,292
MFS New Discovery Fund - Class R5 (a)	28,030	771,391
MFS New Discovery Value Fund - Class R5	60,900	770,993
MFS Research Bond Fund - Class R5	80,639	864,448
MFS Research Fund - Class R5	76,421	2,616,669
MFS Research International Fund - Class R5	152,751	2,526,494
MFS Value Fund - Class R5	124,156	3,843,874
Total Underlying Affiliated Funds		$32,749,308

Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	90,311	$90,311
Total Investments		$32,839,619

Other Assets, Less Liabilities - (0.3)%		(95,560)
Net Assets - 100.0%		$32,744,059

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

2

Supplemental Information (unaudited) – continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$32,839,619	$—	$—	$32,839,619

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$30,744,500
Gross unrealized appreciation	2,401,382
Gross unrealized depreciation	(306,263)
Net unrealized appreciation (depreciation)	$2,095,119

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	7,559	2,060	(22)	9,597
MFS Commodity Strategy Fund	151,523	32,560	(2,903)	181,180
MFS Emerging Markets Debt Fund	13,757	5,089	(115)	18,731
MFS Emerging Markets Equity Fund	15,219	3,258	(74)	18,403
MFS Global Bond Fund	28,535	10,475	(190)	38,820
MFS Global Real Estate Fund	78,768	18,479	(1,011)	96,236
MFS Growth Fund	60,841	4,172	(827)	64,186
MFS High Income Fund	101,842	28,751	(378)	130,215
MFS Inflation-Adjusted Bond Fund	78,689	21,240	(595)	99,334
MFS Institutional Money Market Portfolio	182,616	2,570,630	(2,662,935)	90,311
MFS International Growth Fund	70,877	9,439	(180)	80,136
MFS International New Discovery Fund	37,767	4,073	(104)	41,736
MFS International Value Fund	61,392	5,837	(595)	66,634
MFS Mid Cap Growth Fund	246,430	16,368	(5,026)	257,772
MFS Mid Cap Value Fund	162,668	9,849	(3,540)	168,977
MFS New Discovery Fund	27,582	1,501	(1,053)	28,030
MFS New Discovery Value Fund	59,017	3,439	(1,556)	60,900
MFS Research Bond Fund	67,854	13,162	(377)	80,639
MFS Research Fund	72,647	5,043	(1,269)	76,421
MFS Research International Fund	137,134	16,487	(870)	152,751
MFS Value Fund	117,087	9,379	(2,310)	124,156

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(4)	$—	$240	$92,613
MFS Commodity Strategy Fund	(2,795)	—	—	1,541,846
MFS Emerging Markets Debt Fund	(159)	—	3,076	277,586
MFS Emerging Markets Equity Fund	(92)	—	—	560,749

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds - continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Bond Fund	$(209)	$—	$3,084	$370,344
MFS Global Real Estate Fund	(1,621)	9,118	7,628	1,444,497
MFS Growth Fund	795	—	—	3,835,736
MFS High Income Fund	(47)	—	6,293	463,566
MFS Inflation-Adjusted Bond Fund	(619)	—	3,035	1,049,964
MFS Institutional Money Market Portfolio	—	—	11	90,311
MFS International Growth Fund	(113)	—	—	2,106,780
MFS International New Discovery Fund	(32)	—	—	1,123,113
MFS International Value Fund	(362)	—	—	2,112,295
MFS Mid Cap Growth Fund	869	—	—	3,186,058
MFS Mid Cap Value Fund	1,141	—	—	3,190,292
MFS New Discovery Fund	1,091	—	—	771,391
MFS New Discovery Value Fund	498	—	4,724	770,993
MFS Research Bond Fund	(166)	—	6,155	864,448
MFS Research Fund	771	—	—	2,616,669
MFS Research International Fund	(164)	—	—	2,526,494
MFS Value Fund	1,254	—	19,245	3,843,874

	$36	$9,118	$53,491	$32,839,619

4

QUARTERLY REPORT

July 31, 2013

MFS® LIFETIME 2040 FUND

PORTFOLIO OF INVESTMENTS

7/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 100.0%
MFS Commodity Strategy Fund - Class R5 (v)	1,126,527	$9,586,746
MFS Emerging Markets Equity Fund - Class R5	125,698	3,830,016
MFS Global Real Estate Fund - Class R5 (v)	631,968	9,485,836
MFS Growth Fund - Class R5 (a)	387,033	23,129,115
MFS Inflation-Adjusted Bond Fund - Class R5	456,302	4,823,116
MFS International Growth Fund - Class R5	513,864	13,509,474
MFS International New Discovery Fund - Class R5	285,789	7,690,569
MFS International Value Fund - Class R5	426,674	13,525,568
MFS Mid Cap Growth Fund - Class R5 (a)	1,563,770	19,328,202
MFS Mid Cap Value Fund - Class R5	1,023,510	19,323,862
MFS New Discovery Fund - Class R5 (a)	174,565	4,804,041
MFS New Discovery Value Fund - Class R5	378,820	4,795,855
MFS Research Bond Fund - Class R5	449,581	4,819,506
MFS Research Fund - Class R5	449,340	15,385,404
MFS Research International Fund - Class R5	931,301	15,403,726
MFS Value Fund - Class R5	748,011	23,158,413
Total Underlying Affiliated Funds		$192,599,449

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	15	$15
Total Investments		$192,599,464

Other Assets, Less Liabilities - (0.0)%		(9,358)
Net Assets - 100.0%		$192,590,106

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

2

Supplemental Information (unaudited) – continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$192,599,464	$—	$—	$192,599,464

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$158,398,781
Gross unrealized appreciation	35,383,850
Gross unrealized depreciation	(1,183,167)
Net unrealized appreciation (depreciation)	$34,200,683

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	997,689	150,681	(21,843)	1,126,527
MFS Emerging Markets Equity Fund	109,886	19,524	(3,712)	125,698
MFS Global Real Estate Fund	557,376	98,067	(23,475)	631,968
MFS Growth Fund	388,965	9,945	(11,877)	387,033
MFS Inflation-Adjusted Bond Fund	393,681	67,028	(4,407)	456,302
MFS Institutional Money Market Portfolio	21	5,785,755	(5,785,761)	15
MFS International Growth Fund	482,032	35,175	(3,343)	513,864
MFS International New Discovery Fund	272,881	15,603	(2,695)	285,789
MFS International Value Fund	417,607	16,976	(7,909)	426,674
MFS Mid Cap Growth Fund	1,587,555	31,074	(54,859)	1,563,770
MFS Mid Cap Value Fund	1,048,712	19,294	(44,496)	1,023,510
MFS New Discovery Fund	182,673	3,973	(12,081)	174,565
MFS New Discovery Value Fund	390,175	9,615	(20,970)	378,820
MFS Research Bond Fund	405,809	49,656	(5,884)	449,581
MFS Research Fund	455,879	9,890	(16,429)	449,340
MFS Research International Fund	893,098	58,177	(19,974)	931,301
MFS Value Fund	752,465	24,278	(28,732)	748,011

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(25,983)	$—	$—	$9,586,746
MFS Emerging Markets Equity Fund	(12,117)	—	—	3,830,016
MFS Global Real Estate Fund	(15,149)	103,939	15,159	9,485,836
MFS Growth Fund	19,064	—	—	23,129,115
MFS Inflation-Adjusted Bond Fund	(3,578)	—	14,561	4,823,116
MFS Institutional Money Market Portfolio	—	—	46	15
MFS International Growth Fund	(3,261)	—	—	13,509,474
MFS International New Discovery Fund	(2,057)	—	—	7,690,569

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds – continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS International Value Fund	$3,695	$—	$—	$13,525,568
MFS Mid Cap Growth Fund	22,734	—	—	19,328,202
MFS Mid Cap Value Fund	36,172	—	—	19,323,862
MFS New Discovery Fund	20,739	—	—	4,804,041
MFS New Discovery Value Fund	11,573	30,330	633	4,795,855
MFS Research Bond Fund	(1,362)	—	35,557	4,819,506
MFS Research Fund	21,698	—	—	15,385,404
MFS Research International Fund	(2,636)	—	—	15,403,726
MFS Value Fund	40,453	—	117,100	23,158,413

	$109,985	$134,269	$183,056	$192,599,464

4

QUARTERLY REPORT

July 31, 2013

MFS® LIFETIME 2045 FUND

PORTFOLIO OF INVESTMENTS

7/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.9%
MFS Commodity Strategy Fund - Class R5 (v)	97,672	$831,189
MFS Emerging Markets Equity Fund - Class R5	10,904	332,257
MFS Global Real Estate Fund - Class R5 (v)	54,675	820,674
MFS Growth Fund - Class R5 (a)	33,630	2,009,753
MFS Inflation-Adjusted Bond Fund - Class R5	39,594	418,508
MFS International Growth Fund - Class R5	44,575	1,171,885
MFS International New Discovery Fund - Class R5	24,789	667,079
MFS International Value Fund - Class R5	37,003	1,173,008
MFS Mid Cap Growth Fund - Class R5 (a)	135,608	1,676,119
MFS Mid Cap Value Fund - Class R5	88,918	1,678,763
MFS New Discovery Fund - Class R5 (a)	15,154	417,034
MFS New Discovery Value Fund - Class R5	32,858	415,980
MFS Research Bond Fund - Class R5	39,049	418,603
MFS Research Fund - Class R5	38,984	1,334,829
MFS Research International Fund - Class R5	80,784	1,336,172
MFS Value Fund - Class R5	64,921	2,009,948
Total Underlying Affiliated Funds		$16,711,801

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	2	$2
Total Investments		$16,711,803

Other Assets, Less Liabilities - 0.1%		14,788
Net Assets - 100.0%		$16,726,591

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

2

Supplemental Information (unaudited) – continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$16,711,803	$—	$—	$16,711,803

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$15,584,757
Gross unrealized appreciation	1,260,504
Gross unrealized depreciation	(133,458)
Net unrealized appreciation (depreciation)	$1,127,046

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	78,474	20,367	(1,169)	97,672
MFS Emerging Markets Equity Fund	8,691	2,363	(150)	10,904
MFS Global Real Estate Fund	43,513	11,734	(572)	54,675
MFS Growth Fund	30,833	3,789	(992)	33,630
MFS Inflation-Adjusted Bond Fund	31,171	8,644	(221)	39,594
MFS Institutional Money Market Portfolio	11	1,749,680	(1,749,689)	2
MFS International Growth Fund	37,865	6,973	(263)	44,575
MFS International New Discovery Fund	21,536	3,430	(177)	24,789
MFS International Value Fund	32,520	5,005	(522)	37,003
MFS Mid Cap Growth Fund	125,805	14,155	(4,352)	135,608
MFS Mid Cap Value Fund	82,767	9,365	(3,214)	88,918
MFS New Discovery Fund	14,367	1,578	(791)	15,154
MFS New Discovery Value Fund	30,835	3,288	(1,265)	32,858
MFS Research Bond Fund	32,063	7,268	(282)	39,049
MFS Research Fund	36,069	4,255	(1,340)	38,984
MFS Research International Fund	69,873	12,149	(1,238)	80,784
MFS Value Fund	59,379	8,207	(2,665)	64,921

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(1,052)	$—	$—	$831,189
MFS Emerging Markets Equity Fund	(408)	—	—	332,257
MFS Global Real Estate Fund	(755)	5,160	4,317	820,674
MFS Growth Fund	820	—	—	2,009,753
MFS Inflation-Adjusted Bond Fund	(182)	—	1,222	418,508
MFS Institutional Money Market Portfolio	—	—	7	2
MFS International Growth Fund	(128)	—	—	1,171,885
MFS International New Discovery Fund	(5)	—	—	667,079
MFS International Value Fund	(123)	—	—	1,173,008
MFS Mid Cap Growth Fund	976	—	—	1,676,119
MFS Mid Cap Value Fund	1,169	—	—	1,678,763
MFS New Discovery Fund	982	—	—	417,034
MFS New Discovery Value Fund	456	—	2,480	415,980
MFS Research Bond Fund	(78)	—	2,982	418,603
MFS Research Fund	871	—	—	1,334,829
MFS Research International Fund	(222)	—	—	1,336,172
MFS Value Fund	1,371	—	10,052	2,009,948

	$3,692	$5,160	$21,060	$16,711,803

4

QUARTERLY REPORT

July 31, 2013

MFS® LIFETIME 2050 FUND

PORTFOLIO OF INVESTMENTS

7/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 99.9%
MFS Commodity Strategy Fund - Class R5 (v)	197,111	$1,677,416
MFS Emerging Markets Equity Fund - Class R5	21,794	664,064
MFS Global Real Estate Fund - Class R5 (v)	110,126	1,652,997
MFS Growth Fund - Class R5 (a)	66,912	3,998,677
MFS Inflation-Adjusted Bond Fund - Class R5	79,184	836,970
MFS International Growth Fund - Class R5	88,949	2,338,471
MFS International New Discovery Fund - Class R5	49,532	1,332,913
MFS International Value Fund - Class R5	73,874	2,341,811
MFS Mid Cap Growth Fund - Class R5 (a)	270,119	3,338,676
MFS Mid Cap Value Fund - Class R5	176,945	3,340,713
MFS New Discovery Fund - Class R5 (a)	30,343	835,023
MFS New Discovery Value Fund - Class R5	65,944	834,850
MFS Research Bond Fund - Class R5	77,898	835,065
MFS Research Fund - Class R5	77,900	2,667,295
MFS Research International Fund - Class R5	161,920	2,678,152
MFS Value Fund - Class R5	129,556	4,011,065
Total Underlying Affiliated Funds		$33,384,158

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	3	$3
Total Investments		$33,384,161

Other Assets, Less Liabilities - 0.1%		39,184
Net Assets - 100.0%		$33,423,345

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$33,384,161	$—	$—	$33,384,161

2

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$29,673,510
Gross unrealized appreciation	3,992,984
Gross unrealized depreciation	(282,333)
Net unrealized appreciation (depreciation)	$3,710,651

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund(s)	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	160,901	38,594.00	(2,384)	197,111
MFS Emerging Markets Equity Fund	17,595	4,867	(668)	21,794
MFS Global Real Estate Fund	88,478	24,828	(3,180)	110,126
MFS Growth Fund	62,714	5,424	(1,226)	66,912
MFS Inflation-Adjusted Bond Fund	63,462	16,562	(840)	79,184
MFS Institutional Money Market Portfolio	6	1,956,911	(1,956,914)	3
MFS International Growth Fund	77,091	12,958	(1,100)	88,949
MFS International New Discovery Fund	43,766	6,604	(838)	49,532
MFS International Value Fund	66,162	9,392	(1,680)	73,874
MFS Mid Cap Growth Fund	255,100	20,139	(5,120)	270,119
MFS Mid Cap Value Fund	167,984	12,591	(3,630)	176,945
MFS New Discovery Fund	29,272	2,294	(1,223)	30,343
MFS New Discovery Value Fund	62,607	5,250	(1,913)	65,944
MFS Research Bond Fund	65,415	13,459	(976)	77,898
MFS Research Fund	73,328	5,855	(1,283)	77,900
MFS Research International Fund	142,267	23,314	(3,661)	161,920
MFS Value Fund	120,923	11,370	(2,737)	129,556

Underlying Affiliated Fund(s)	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(2,825)	$—	$—	$1,677,416
MFS Emerging Markets Equity Fund	(2,057)	—	—	664,064
MFS Global Real Estate Fund	(4,592)	11,038	9,236	1,652,997
MFS Growth Fund	446	—	—	3,998,677
MFS Inflation-Adjusted Bond Fund	(767)	—	2,448	836,970
MFS Institutional Money Market Portfolio	—	—	13	3
MFS International Growth Fund	(674)	—	—	2,338,471
MFS International New Discovery Fund	(436)	—	—	1,332,913
MFS International Value Fund	(147)	—	—	2,341,811
MFS Mid Cap Growth Fund	478	—	—	3,338,676
MFS Mid Cap Value Fund	508	—	—	3,340,713
MFS New Discovery Fund	993	—	—	835,023
MFS New Discovery Value Fund	296	—	5,093	834,850

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Fund(s) - continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Research Bond Fund	$(296)	$—	$5,961	$835,065
MFS Research Fund	351	—	—	2,667,295
MFS Research International Fund	(917)	—	—	2,678,152
MFS Value Fund	1,022	—	19,808	4,011,065

	$(8,617)	$11,038	$42,559	$33,384,161

4

QUARTERLY REPORT

July 31, 2013

MFS® LIFETIME 2055 FUND

PORTFOLIO OF INVESTMENTS

7/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 98.9%
MFS Commodity Strategy Fund - Class R5 (v)	7,402	$62,996
MFS Emerging Markets Equity Fund - Class R5	827	25,198
MFS Global Real Estate Fund - Class R5 (v)	4,197	62,995
MFS Growth Fund - Class R5 (a)	2,530	151,187
MFS Inflation-Adjusted Bond Fund - Class R5	2,981	31,504
MFS International Growth Fund - Class R5	3,355	88,192
MFS International New Discovery Fund - Class R5	1,873	50,396
MFS International Value Fund - Class R5	2,782	88,192
MFS Mid Cap Growth Fund - Class R5 (a)	10,193	125,989
MFS Mid Cap Value Fund - Class R5	6,673	125,989
MFS New Discovery Fund - Class R5 (a)	1,145	31,497
MFS New Discovery Value Fund - Class R5	2,488	31,496
MFS Research Bond Fund - Class R5	2,938	31,497
MFS Research Fund - Class R5	2,944	100,791
MFS Research International Fund - Class R5	6,094	100,791
MFS Value Fund - Class R5	4,883	151,187
Total Underlying Affiliated Funds		$1,259,897

Other Assets, Less Liabilities - 1.1%		14,326
Net Assets - 100.0%		$1,274,223

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,259,897	$—	$—	$1,259,897

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,129,435
Gross unrealized appreciation	141,982
Gross unrealized depreciation	(11,520)
Net unrealized appreciation (depreciation)	$130,462

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	6,208	1,578	(384)	7,402
MFS Emerging Markets Equity Fund	677	198	(48)	827
MFS Global Real Estate Fund	3,404	980	(187)	4,197
MFS Growth Fund	2,412	292	(174)	2,530
MFS Inflation-Adjusted Bond Fund	2,449	660	(128)	2,981
MFS Institutional Money Market Portfolio	1	106,346	(106,347)	—
MFS International Growth Fund	2,967	563	(175)	3,355
MFS International New Discovery Fund	1,682	291	(100)	1,873
MFS International Value Fund	2,549	390	(157)	2,782
MFS Mid Cap Growth Fund	9,814	1,090	(711)	10,193
MFS Mid Cap Value Fund	6,471	695	(493)	6,673
MFS New Discovery Fund	1,128	120	(103)	1,145
MFS New Discovery Value Fund	2,411	253	(176)	2,488
MFS Research Bond Fund	2,517	603	(182)	2,938
MFS Research Fund	2,822	328	(206)	2,944
MFS Research International Fund	5,478	946	(330)	6,094
MFS Value Fund	4,653	571	(341)	4,883

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(340)	$—	$—	$62,996
MFS Emerging Markets Equity Fund	(52)	—	—	25,198
MFS Global Real Estate Fund	(7)	393	329	62,995
MFS Growth Fund	287	—	—	151,187
MFS Inflation-Adjusted Bond Fund	(80)	—	91	31,504
MFS Institutional Money Market Portfolio	—	—	1	—
MFS International Growth Fund	61	—	—	88,192
MFS International New Discovery Fund	42	—	—	50,396
MFS International Value Fund	93	—	—	88,192
MFS Mid Cap Growth Fund	238	—	—	125,989
MFS Mid Cap Value Fund	311	—	—	125,989
MFS New Discovery Fund	150	—	—	31,497
MFS New Discovery Value Fund	85	—	186	31,496
MFS Research Bond Fund	(39)	—	222	31,497
MFS Research Fund	238	—	—	100,791
MFS Research International Fund	110	—	—	100,791
MFS Value Fund	388	—	728	151,187

	$1,485	$393	$1,557	$1,259,897

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XII

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: September 16, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: September 16, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2013

*	Print name and title of each signing officer under his or her signature.